Fair Value Measurements - Warrants (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2021
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 975	$ 2,410			$ 585	$ 2,090		$ 2,090	$ 27,460
Change in valuation inputs or other assumptions	(585)	460	[1]	$ (166,500)	(195)	780	[1],[2]	(1,505)	(25,370)	$ (166,518)
Fair value, end of period	390	2,870		27,460	390	2,870		585	2,090	27,460
Warrant liability	390	2,870		27,460	390	2,870		585	2,090	27,460
Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Remaining maturity											5 years
Public Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	625	1,500			375	1,250		1,250	16,750
Change in valuation inputs or other assumptions	(375)	250			(125)	500		(875)	(15,500)
Fair value, end of period	250	1,750		16,750	250	1,750		375	1,250	16,750
Warrant liability	250	1,750		16,750	250	1,750		375	1,250	16,750
Private Placement Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	350	910			210	840		840	10,710
Change in valuation inputs or other assumptions	(210)	210			(70)	280		(630)	(9,870)
Fair value, end of period	140	1,120		10,710	140	1,120		210	840	10,710
Warrant liability	140	$ 1,120		$ 10,710	140	1,120		210	840	$ 10,710
Recurring Basis
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period					585	2,090		2,090
Fair value, end of period	390				390			585	2,090
Warrant liability	390				390			585	2,090
Recurring Basis | Level 1 | Public Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period					375	1,250		1,250
Fair value, end of period	250				250			375	1,250
Warrant liability	250				250			375	1,250
Recurring Basis | Level 3 | Private Placement Warrants
Changes In Fair Value Of Warrant Liabilities [Roll Forward]
Fair value, beginning of period					210	$ 840		840
Fair value, end of period	140				140			210	840
Warrant liability	$ 140				$ 140			$ 210	$ 840

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.